SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and have been consistently applied. The accompanying consolidated financial statements include the financial statements of Visionary Group and its subsidiaries. All inter-company balances and transactions have been eliminated upon consolidation.

Noncontrolling Interests

Noncontrolling Interests

As of March 31, 2021, noncontrolling interests represent 30% and 20% noncontrolling, non-related shareholders’ interests in Toronto ESchool and Arts Academy, respectively. As of March 31, 2022, noncontrolling interests represent 30%, 20%, 30%, 30%, 20% and 30% noncontrolling, non-related shareholders’ interests in Toronto ESchool, Arts Academy, Princeton Education, Lowell Academy, Conbridge College, and MTM Animation respectively.

The noncontrolling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Noncontrolling interests in the operating results of the Company are presented on the face of the consolidated statements of income and comprehensive income as an allocation of the total income or loss between noncontrolling interest holders and the shareholders of the Company.

Use of Estimates

Use of Estimates

In preparing the consolidated financial statements in conformity with US GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, valuation of other receivables, useful lives of property, plant and equipment and student list as intangible assets, the recoverability of intangible assets and goodwill, allocation of cost between building and land newly acquired, revenue recognition, fair value of intangible assets at business acquisition, provision necessary for contingent liabilities, and realization of deferred tax assets. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, the balances with banks and the liquid investments with maturities of three months or less at the date of acquisition. The Company maintains all its bank accounts in Canada, which are insured by Canadian Deposit Insurance Corporation up to C$100,000 for eligible deposits. Bank balances in MTM Animation and Toronto ESchool exceeded the insured limit of $349,478 (C$436,684) and $135,099 (C$168,810) as of March 31, 2022, respectively. No liquid investment with maturities of three months or less is held by the Company as at March 31, 2022 and 2021.

Restricted cash

Restricted cash

The Company’s subsidiaries Conbridge College and MTM Animation are required to maintain a term deposit with a financial institution as collateral for an irrevocable standby letter of credit issued in favor of the Ministry of Training, Colleges and Universities under the Ontario Private Career Colleges Act 2005. As at March 31, 2022 and 2021, the Company had term deposit of $67,821 and $nil respectively as the required collateral which was classified as restricted cash – non-current in the consolidated balance sheet.

Short-term investments

Short-term investments

The Company’s short-term investments consist of mutual fund investments purchased from Canadian banks. These investments are carried at fair value at the date of the consolidated balance sheets and are redeemable at any time as working capital when needed. The Company has short-term investments of $56,021 and $nil as at March 31, 2022 and 2021.

Accounts Receivable

Accounts Receivable

Accounts receivable are presented net of allowance for doubtful accounts. The Company usually determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management’s best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of income and comprehensive income (loss). Delinquent account balances are written off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. No allowance for uncollectible balances were recorded for the years ended March 31, 2022 and 2021, respectively, as the Company considered all of balances is to be fully collected.

Inventories

Inventories

Land held for future sales is measured at the lower of cost and estimated net realizable value. Net realizable value is the estimated selling price in the ordinary course of the business at the balance sheet date, less costs to complete and estimated selling costs. Cost includes land acquisition costs, other direct costs such as borrowing costs, property taxes and legal costs, etc. As of March 31, 2022 and 2021, no inventory reserve was recorded.

Prepayments and Other Receivables

Prepayments and Other Receivables

Prepayments and other receivables primarily consist of advances to non-related suppliers for short term operation support, employee advances, and prepayments on property taxes and other expenses. These advances are interest free, unsecured and short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired. No impairment was recorded as of March 31, 2022 and 2021, as the Company considered all of the prepayments to be fully realizable and the advances to be repaid.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and amortization. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Useful life
Buildings	30 years
Furniture and equipment	Decline method at 20%
Land	Not depreciated
Computer and software	Decline method at 30%
Leasehold improvement	Straight line over 5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments that substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of income and other comprehensive income as other income or expenses.

Indefinite-Lived Intangible Assets

Indefinite-Lived Intangible Assets

An intangible asset determined to have an indefinite useful life is not amortized. Indefinite-lived intangible assets are tested for impairment on an annual basis at year end, or more frequently if an event occurs or circumstances change that indicate the fair value of an indefinite-lived intangible asset could be below its carrying amount.

The Company’s indefinite-lived intangible assets consist primarily of i) the registrations and qualifications arising from acquisitions of Lowell Academy, Art School, and Toronto Eschool which allow the Company to grant credits to students under Ontario Secondary School Diploma (the “OSSD”) by qualified secondary schools registered at Ontario Ministry of Education, ii) the registrations and the qualifications to operate as a private career college registered with Ontario Ministry of Training, Colleges and Universities, arising from the acquisitions of equity interest of Conbridge College and MTM Animation, and iii) the brand name and reputation in the education market arising from acquisition of MTM Animation equity interest.

In testing the indefinite-lived intangibles assets for potential impairment, the Company applies either a qualitative test, or a quantitative test, in accordance with ASC 350, Intangibles — Goodwill and Other. A qualitative approach may be applied when the Company concludes that it is not “more likely than not” that the fair value of the indefinite-lived intangible assets is less than their carrying value. A quantitative impairment test consists of comparing the fair value of the indefinite-lived intangible asset with its carrying amount. An impairment loss would be recognized for the carrying amount in excess of its fair value. Significant judgment and estimates are applied when evaluating whether an intangible asset has an indefinite useful life and in testing for impairment. The Company recognized impairment of $280,098 and $nil on indefinite-lived intangible assets for the years ended March 31, 2022 and 2021.

Definite-Lived Intangible Assets

Definite-Lived Intangible Assets

The intangible assets with definite lives are stated at cost, less accumulated amortization. Amortization is provided on a straight-line basis over the terms. The Company recognized intangible assets of student lists arising from acquisition of Lowell Academy and MTM Animation. These intangible assets are amortized over the term between 1- 4 years upon their graduation. As at March 31, 2022, the Company recognized intangible assets as student list of $10,404 and $140,853 from Lowell Academy and MTM Animation respectively, and impairment loss of $10,404 and $nil from student list recognized at Lowell Academy and MTM Animation for the year ended March 31, 2022.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the net identifiable assets, liabilities and contingent liabilities acquired in business combinations. Identifiable intangible assets are recognized separately from goodwill when they are separable or arise from contractual or other legal rights, and have fair values that can be reliably measured. Goodwill is not amortized and is tested for impairment at the reporting unit level (operating segment or one level below an operating segment) on an annual basis, or more frequently if an event occurs or circumstances change that indicate the fair value of goodwill could be below its carrying amount. The Company recognized impairments of $99,068 and $nil on goodwill for the year ended March 31, 2022 and 2021 respectively.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company reviews long-lived assets, including property, plant and equipment, definitive-lived intangible assets, and ROU assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. The Company recognized impairment of $280,098 and $nil on indefinite-lived intangible assets for the years ended March 31, 2022 and 2021.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 825-10 Financial Instruments requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

·	Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
·	Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.
·	Level 3 - inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash, short-term investment, accounts receivable, accounts receivable – related party, due from related party, related parties loan receivable, loan receivable, other receivable (excluding tax receivable), long-term restricted cash, accounts payable, accrued liabilities, due to related parties, current portion of lease liabilities, and short-term bank loans approximate their fair values because of the short-term nature of these instruments.

The Company believes that the carrying amount of the short-term and long-term borrowings approximates fair value at March 31, 2022 and 2021 based on the terms of the borrowings and current market rates as the rates of the borrowings are reflective of the current market rates.

Leases

Leases

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, current lease liabilities, and long-term lease liabilities in the consolidated balance sheets. Finance leases are included in property, plant and equipment, other current liabilities and other long-term liabilities in the consolidated balance sheets.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As one of the Company’s leases does not provide an implicit rate, the incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date is used. The operating lease ROU asset also includes any lease payment made and excludes lease incentives. The Company may also include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Deferred Offering Cost

Deferred Offering Cost

Deferred offering costs were expenses directly related to the IPO. These costs consisted of legal, accounting, printing, and filing fees that the Company capitalized. The deferred offering costs are reclassified to additional paid-in capital upon receipt of the capital raised.

Business Combinations

Business Combinations

Business combinations are accounted for under the acquisition method of accounting. Under the acquisition method, assets and liabilities of the business acquired are recorded at their estimated fair values as of the date of acquisition with any excess of the cost of the acquisition over the fair value of the net tangible and intangible assets acquired recorded as goodwill. Results of operations of the acquired business are included in the income statement from the date of acquisition.

Government Subsidies

Government Subsidies

Government subsidies represent cash subsidies received from the government of Canada to subsidize the wage expense under Canada Emergency Wage Subsidy (CEWS) program and rent expense under Canada Emergency Rent Subsidy (CERS) program for the business affected by COVID-19, as well as the forgivable portion of the loans provided under Canada Emergency Business Account (CEBA) program. The Company recognizes the government grant as other income when cash is received and the Company will comply with the relevant conditions with reasonable assurance. For the years ended March 31, 2022 and 2021, the Company received subsidy of $326,640 and $39,207 under CEWS program, $163,530 and $nil under CERS program. As at March 31, 2022, the Company has outstanding loan balance of $240,090 under CEBA program, in which $80,030 is forgivable if the Company pays off the balance before December 31, 2023. The unforgivable portion of $160,060 (C$200,000) is recorded as bank loan payable balance in the consolidated balance sheet as of March 31, 2022.

Revenue Recognition

Revenue Recognition

The Company follows ASC 606 Revenue from Contracts with Customers, which establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied.

To determine revenue recognition for contracts with customers, the Company performs the following five steps: (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

The Company generates its revenues through educational programs and services with individual students. In addition, the Company generates revenues from other services such as sale of vacant lands, rental, and renovation projects. The primary sources of the Group’s revenues are as follows:

Revenue from educational programs and services

Each contract of educational programs and services is accounted for as a single performance obligation which is satisfied proportionately over the service period.

For the Company’s online education courses, tuition fee is generally collected in advance and is initially recorded as deferred revenue. When tuition is paid at registration, the student is given access to online courses. The student normally has six months to complete the online courses by watching online learning materials and passing the required online exams. The student has an option to extend the course learning period from six months to maximum of twelve months for an additional cost. After twelve months from the registration, the student will lose the access of registered course. No refund is available for tuition. The tuition income is recognized over the period that the course is expected to be completed.

Revenue Recognition (continued)

For the Company’s other high school and private college education programs, all tuition fee, ancillary service fee and application fees are collected in advance and are initially recorded as deferred revenue. Revenue attributable to educational services is recognized over time, based on a straight-line basis over the school semester, as customers simultaneously receive and consume the benefits of these services throughout the service period. The refund is recorded as a reduction of deferred revenue and has no impact on the recognized revenue. The Company has not experienced significant refunds.

Revenue from rental

The Company rents an office building to several tenants and earns rental revenue. Rental revenues are recognized as earned in accordance with the terms of the respective lease agreement on a straight-line basis. Promotional discounts are recognized as a reduction to rental income over the promotional period. Late charges, administrative fees and other fees are recognized as income when earned. Management reviews the tenant’s payment history and financial condition periodically in determining, in its judgment, whether any accrued rental income and unbilled rent receivable balances applicable to each specific property is collectable.

Revenue from renovation project

The Company provides decoration and construction services mainly for the education institutions. These projects are normally completed within several weeks. The Company recognizes revenue associated with these projects when the project is completed and accepted by the customer.

Revenue from sales of vacant lands

The Company recognizes revenue from the sales of vacant lands when the legal title is transferred to the buyers.

Contract Assets and Liabilities

Payment terms are established on the Company’s pre-established credit requirements based upon an evaluation of customers’ credit quality. Contract assets are recognized in related accounts receivable. Contract liabilities are recognized for contracts where payment has been received in advance of delivery. The contract liability balance can vary significantly depending on the timing of when payment is received and when shipment or delivery occurs.

As of March 31, 2022 and 2021, other than accounts receivable, deferred financing costs, deposit from tenants and deferred revenue, the Company had no other material contract assets, contract liabilities or deferred contract costs recorded on its consolidated balance sheet.

Disaggregation of Revenues

The Company disaggregates its revenue from contracts by service or products, as the Company believes it best depicts how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors. The Company’s disaggregation of revenues for year ended March 31, 2022, 2021 and 2020 are disclosed in Note 17 of this consolidation financial statements.

Income Taxes

Income Taxes

The Company uses the liability method of income tax allocation to account for income taxes. Deferred income tax assets and liabilities are recognized based upon temporary differences between the financial reporting and income tax bases of assets and liabilities and measured using enacted income tax rates and tax laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred income tax assets to the amount that is more likely than not to be realized. The Company considers both positive evidence and negative evidence on deferred tax assets, to determine whether, based upon the weight of that evidence, a valuation allowance is required for deferred tax assets. Judgment is required in considering the relative impact of negative and positive evidence.

Significant judgment is also required in evaluating the Company’s uncertain income tax positions and provisions for income taxes. Liabilities for uncertain income tax positions are recognized based on a two-step approach. The first step is to evaluate whether an income tax position has met the recognition threshold by determining if the weight of available evidence indicates that it is more likely than not to be sustained upon examination. The second step is to measure the income tax position that has met the recognition threshold as the largest amount that is more than 50% likely of being realized upon settlement. The Company continually assesses the likelihood and amount of potential adjustments and adjusts the income tax provisions, income taxes payable and deferred income taxes in the period in which the facts that give rise to a revision become known. The Company recognizes interest and penalties related to uncertain income tax positions as interest expense, which is then netted and reported within investment income.

Sale Tax (“GST/HST”)

Sale Tax (“GST/HST”)

The Company is registered under Canada’s Goods and Services Tax (GST) and Harmonized Sales Tax (HST) account. Sales revenue represents the invoiced value of goods and services, net of GST/HST. The Company is operating mainly in the Province of Ontario which is subject to HST rate of 13% for its products and services supplied in Ontario, and thus the Company’s tuition revenue is GST/HST exempted.

Earnings per Share

Earnings per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average number of common shares outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. As of March 31, 2022 and 2021, there were no dilutive shares.

Foreign Currency Translation

Foreign Currency Translation

The Company operates primarily in Canada. The functional currency of the Company and its subsidiaries is the Canadian Dollar (“C$”). The Company’s consolidated financial statements have been translated into the reporting currency U.S. Dollars (“$” or “US$”). Assets and liabilities of the Company are translated at the exchange rate at each reporting period end date. Equity is translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive income (loss). Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	March 31, 2022	March 31, 2021	March 31, 2020
Year-end spot rate	C$1=US$ 0.8003	C$1=US$ 0.7952	C$1=US$ 0.7049
Average rate for the year	C$1=US$ 0.7980	C$1=US$ 0.7575	C$1=US$ 0.7517

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains and losses that under US GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive income (loss) consists of a foreign currency translation adjustment resulting from the Company not using the U.S. dollar as its functional currency.

Statement of Cash Flows

Statement of Cash Flows

In accordance with ASC 230, “Statement of Cash Flows,” cash flows from the Company’s operations are formulated based upon the functional currencies. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Risks and Uncertainties

Risks and Uncertainties

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

The Corona Virus disease 2019 (“COVID-19”) outbreak has, and continues to have, a severe and negative impact on Canada’s economy and the global economy. The Company’s certain business has been negatively impacted by the COVID-19 outbreak.

The Company’s operations affected by the ongoing outbreak of COVID-19 which in March 2020, had been declared as a pandemic by the World Health Organization. To reduce the spread of the COVID-19, the government has employed measures including lockdowns, quarantines, travel restrictions, suspension of non-essential business activities and school closures. As a result, the Company experienced difficulties and delays to complete the renovation and construction projects, reductions in education program enrollment, delay collections of rental income from tenants. Although the Canadian federal government delivers financial supports to the Company on salaries, interest free loans, and other subsidies, the continued uncertainties associated with COVID 19 may cause the Company’s revenue and cash flows to underperform. The extent of the future impact of COVID-19 is still unknown and cannot be reasonably estimated at this point of time.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

Recent Adopted Accounting Pronouncements

Recent Adopted Accounting Pronouncements

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740)—Simplifying the Accounting for Income Taxes. ASU 2019-12 is intended to simplify accounting for income taxes. It removes certain exceptions to the general principles in Topic 740 and amends existing guidance to improve consistent application. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020 and interim periods within those fiscal years, with early adoption permitted. The Company adopted this guidance from April 1, 2021 and the adoption has no significant impact on the Company’s consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, Investments - Equity Securities (Topic 321), Investments - Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) (“ASU 2020-01”), which is intended to clarify the interaction of the accounting for equity securities under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. For public business entities, ASU 2020-01 is effective for fiscal years beginning after December 15, 2020, and the interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. Early adoption is permitted. The Company adopted this guidance from April 1, 2021 and the adoption has no significant impact on the Company’s consolidated financial statements.